Risk (Tables)	12 Months Ended
Dec. 31, 2019
Risk
Summary of Company's Exposure to Foreign Currency Risk	The Company’s exposure to foreign currency risk as of December 31, 2019 and December 31, 2018, was as follows:

	2019	2018
Cash and cash equivalents (Note 5)	23,346	3,615
Financial investments	1,629	—

Summary of Sensitivity Analysis for the Cash and Cash Equivalents With Subject to Foreign Exchange Rate

The table below set forth the sensitivity analysis as of December 31, 2019, for the amount of cash and cash equivalents and financial investments denominated in U.S. dollar of US$ 6,197 thousand:

	Base scenario	Scenario I	Scenario II
	Exchange rate:	Exchange rate:	Exchange rate:
	R$ 4.0301	R$ 4.4331	R$ 3.6271
Finance income (costs)	—	R$ 2,497	R$ (2,497)

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

		Less			More
	On	than 3	3 to 12	1 to 5	than 5
As of December 31, 2019	demand	months	months	years	years	Total
Trade payables	—	34,521	—	—	—	34,521
Lease liabilities	—	2,037	4,808	19,012	—	25,857
Loans and financing	—	—	98,561	—	—	98,561
Financial instruments from	—	—	—	33,940	—	33,940
acquisition of interests
Accounts payable to selling Shareholders	—	—	117,959	1,098,273	—	1,216,232
	—	36,558	221,328	1,151,225	—	1,409,111

		Less			More
	On	than 3	3 to 12	1 to 5	than 5
As of December 31, 2018	demand	months	months	years	years	Total
Trade payables	—	14,845	—	—	—	14,845
Financial instruments from	—	13	38	25,046	—	25,097
acquisition of interests
Accounts payable to selling Shareholders	—	—	830	180,551	—	181,381
	—	14,858	868	205,597	—	221,323

Summary of Changes in Liabilities Arising From Financing Activities

Changes in liabilities arising from financing activities

	January 1, 2017	Cash flows	Other	December 31, 2017	Cash flows	Other	December 31, 2018
Dividends payable	17,843	(75,053)	67,721	10,511	(85,000)	74,489	—
Total	17,843	(75,053)	67,721	10,511	(85,000)	74,489	—

		Change in	As of
	December 31,	accounting	January 1,	Cash		December 31,
	2018	practice	2019	flows	Other	2019
Leases	—	20,089	20,089	(5,259)	11,027	25,857
Loans and financing	—	—	—	97,011	1,550	98,561
Total	—	20,089	20,089	91,752	12,577	124,418

Interest rate risk
Risk
Summary of the Scenarios Estimated by Management and the Effect on Profit Before Income Taxes

The table below shows a summary of the scenarios estimated by Management and the effect on profit before income taxes:

	Exposure	+10%	-10%
Cash, bank deposits and cash equivalents	25,554	108	(108)
Financial investments	577,865	2,433	(2,433)
Accounts payable to selling shareholders	879,111	3,701	(3,701)
Related parties	14,813	62	(62)
Loans and financing	98,561	415	(415)

Other market risk
Risk
Summary of the Scenarios Estimated by Management and the Effect on Profit Before Income Taxes	The table below shows a summary of the scenarios estimated:

	10%	(10)%
Revenue	23,413	(23,413)

	5%	(5)%
WACC	3,510	(3,510)